DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Dividends Paid

	US Dollars
Figures in millions	2022	2021	2020
Ordinary shares
Dividend number 121 of 165 SA cents per share was declared on 21 February 2020 and paid on 27 March 2020 (9 US cents per share).			38
Dividend number 122 of 705 SA cents per share was declared on 22 February 2021 and paid on 26 March 2021 (48 US cents per share).		199
Dividend number 123 of 87 SA cents per share was declared on 6 August 2021 and paid on 10 September 2021 (6 US cents per share)		25
Dividend number 124 of 217 SA cents per share was declared on 22 February 2022 and paid on 25 March 2022 (15 US cents per share)	62
Dividend number 125 of 493 SA cents per share was declared on 5 August 2022 and paid on 9 September 2022 (28 US cents per share)	119
	181	224	38